Cash flows reconciliation (Details Narrative) - USD ($) $ in Millions	1 Months Ended				6 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	May 31, 2022	Jan. 31, 2022	Jun. 30, 2023		Jun. 30, 2022		Jan. 31, 2023
IfrsStatementLineItems [Line Items]
Loans and borrowings from third-parties					$ 1,800		$ 625
Additions issued					$ 1,500
Maturing percentage					6.125%
Sale of percentage					99.117%
Principal amount percentage					6.245%
Principal interest debentures									$ 24
Line of credit prepaid				$ 200
Purchase of treasury shares		$ 1,291				[1]	3,251	[1]
Repurchase bond premium							$ 113
Bonds 3. 75 Percent [Member]
IfrsStatementLineItems [Line Items]
Amount of bond redeemed					500
Premium paid on early redemption of debt security					$ 22
Bank Of China Limited [Member]
IfrsStatementLineItems [Line Items]
Loans and borrowings from third-parties	$ 300
Bank Of Nova Scotia [Member]
IfrsStatementLineItems [Line Items]
Loans and borrowings from third-parties				$ 425
M U F G Bank [Member]
IfrsStatementLineItems [Line Items]
Loans and borrowings from third-parties			$ 200

[1]	On April 1, 2021, the Board of Directors approved the common shares buyback program, limited to a maximum of 270,000,000 common shares or their respective ADRs. Continuing the previous program, the Board of Directors approved a new shares buyback program on October 28, 2021, with a limit of up to 200,000,000 common shares or their respective ADRs. Both programs were concluded in 2022.